Equity - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2017 MXN ($) shares
Disclosure of classes of share capital [line items]
Capital stock		16,806,658,000	16,806,658,000	16,806,658,000
Percentage of income to be transferred to reserve		5.00%
Minimum percentage of capital stock at nominal value to be transferred to reserve		20.00%
Amount in legal reserve | $		$ 187	$ 164	$ 164
Balance in legal reserve fund | $		$ 12,239
Reverse Stock Split [member]
Disclosure of classes of share capital [line items]
Stock split conversion ratio	0.125
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Capital stock		16,806,658,096
Fixed capital stock (nominal value) per share | $ / shares		$ 934
Common shares, no par value | $ / shares		$ 0
Series A shares [member]
Disclosure of classes of share capital [line items]
Capital stock		7,936,628,000	7,936,628,000	7,936,628,000
Equity threshold percentage		50.10%
Series D share [member]
Disclosure of classes of share capital [line items]
Capital stock		4,668,366,000	4,668,366,000	4,668,366,000
Equity threshold percentage		49.90%